SCHEDULE OF SALES BY GEOGRAPHICAL REGION (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	$ 2,440,000	$ 2,625,000	$ 4,866,000	$ 6,008,000	$ 29,198,000	$ 39,299,000	$ 47,512,000
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	124,000		124,000		205,000	670,000	679,000
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	$ 2,316,000	$ 2,625,000	$ 4,742,000	$ 6,008,000	$ 28,763,000	$ 38,298,000	$ 46,396,000